Discontinued Operations (Details) ¥ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Jul. 31, 2023 USD ($)	Jul. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Discontinued Operations [Line Items]
Consideration and disposed amount	$ 11.3	¥ 78	$ 0.7	¥ 5